Loan note instruments	12 Months Ended
Dec. 31, 2025
Loan note instruments.
Loan note instruments

31Loan note instruments

Loan note instruments - finance costs		2025	2024
Solar loan notes	31.1	1,160	846
		1,160	846

Loan note instruments - financial liabilities		2025	2024
Solar loan notes	31.1	11,741	9,168
		11,741	9,168

Current		7,760	855
Non-current		3,981	8,313
		11,741	9,168

31.1Solar loan notes

Following the commissioning of Caledonia’s wholly owned solar plant on February 2, 2023, the decision was taken to optimise the capital structure of the Group and provide additional debt instruments to the Zimbabwean financial market by way of issuing loan notes pursuant to a loan note instrument (“bonds”). The bonds were issued by the Zimbabwean registered entity owning the solar plant, Caledonia Mining Services (Private) Limited. The bonds carry an interest rate of 9.5% payable bi-annually and have a tenure of 3 years from the date of issue. The bond repayments are guaranteed by the Company. $11.5 million of bonds were in issue at December 31, 2025 (December 31, 2024: $9 million). All bonds were issued to Zimbabwean registered commercial entities. The bonds were transferred to Caledonia Holdings Zimbabwe (Private) Limited (“CHZ”) a subsidiary of the Company, except for the bonds issued in April 2024 and January 2025 which were directly issued by CHZ.

A summary of the bonds is as follows:

	2025	2024
Balance January 1	9,168	7,112
Amounts received	2,500	2,000
Transaction costs	(113)	(30)
Finance cost accrued	1,160	846
Repayment - finance cost paid	(974)	(760)
Balance December 31	11,741	9,168

Current	7,760	855
Non-current	3,981	8,313
	11,741	9,168